12 Months Ended
Feb. 01, 2015

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Ultra-Short Duration Fund

Effective September 25, 2015, the following information replaces the existing disclosure contained under the "AVERAGE ANNUAL TOTAL RETURNS" sub-heading of the "PAST PERFORMANCE" section of the fund's prospectus.

Average Annual Total Returns
(For periods ended 12/31/2014 expressed as a %)

After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

	Class Inception	1 Year	5 Years	10 Years
Class A before tax	2/28/2003	-3.27	1.41	1.88
After tax on distributions		-4.22	0.34	0.64
After tax on distributions and sale of fund shares		-1.89	0.69	0.99
Class B before tax	2/28/2003	-4.28	1.00	1.41
Class C before tax	2/28/2003	-1.39	1.21	1.42
INST Class before tax	3/13/1995	-0.29	2.23	2.37
Class S before tax	2/1/2005	-0.47	2.19	2.34
Barclays Corporate 1-Year Duration Index (reflects no deduction for fees, expenses or taxes)		0.65	1.20	2.59
Barclays 1-3 Year Government/Credit Index (reflects no deduction for fees, expenses or taxes)		0.77	1.41	2.85

On September 25, 2015, the Barclays 1-3 Year Government/Credit Index replaced the Barclays Corporate 1-Year Duration Index as the fund's comparative broad-based securities market index. On September 22, 2015, Barclays announced that the Barclays Corporate 1-Year Duration Index will be permanently retired and Barclays will no longer be providing performance information for the Barclays Corporate 1-Year Duration Index after September 22, 2015.